Virtus Equity Trust

Supplement dated July 31, 2017 to the Prospectuses and Statement of Additional Information (“SAI”) dated July 31, 2017

Important Notice

Availability of Shares

Class T Shares are not currently available for purchase.

Investors should retain this supplement for future reference.

VET 8019/ClassTNotAvailable (7/2017)